UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/10 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Advertising and marketing services (1.1%)
Omnicom Group, Inc.	86,200	$3,789,352
		3,789,352

Aerospace and defense (4.5%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	19,038	549,246
Goodrich Corp.	45,000	3,693,150
MTU Aero Engines Holding AG (Germany)	13,180	794,868
Northrop Grumman Corp.	27,000	1,706,670
Precision Castparts Corp.	20,137	2,750,311
United Technologies Corp.	75,300	5,630,181
		15,124,426

Automotive (1.0%)
Ford Motor Co. (NON)	137,500	1,942,875
Lear Corp. (NON)	15,700	1,387,880
		3,330,755

Banking (2.0%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	50,163	1,028,342
JPMorgan Chase & Co.	50,200	1,889,026
PNC Financial Services Group, Inc.	41,300	2,226,070
State Street Corp.	41,700	1,741,392
		6,884,830

Beverage (3.0%)
Coca-Cola Co. (The)	58,800	3,605,616
Coca-Cola Enterprises, Inc.	116,200	2,789,962
PepsiCo, Inc.	57,300	3,741,690
		10,137,268

Biotechnology (2.1%)
Celgene Corp. (NON)	50,800	3,153,156
Dendreon Corp. (NON)	24,900	908,850
Genzyme Corp. (NON)	20,300	1,464,239
Human Genome Sciences, Inc. (NON)	61,100	1,642,368
		7,168,613

Cable television (0.8%)
DIRECTV Class A (NON)	61,100	2,655,406
		2,655,406

Chemicals (3.2%)
Agrium, Inc. (Canada)	23,200	2,053,432
Albemarle Corp.	66,600	3,338,658
Celanese Corp. Ser. A	55,400	1,975,010
Huntsman Corp.	160,600	2,224,310
LyondellBasell Industries NV Class A (Netherlands)
(NON)	40,900	1,098,574
		10,689,984

Coal (0.2%)
Alpha Natural Resources, Inc. (NON)	13,900	627,863
		627,863

Combined utilities (1.0%)
El Paso Corp.	255,000	3,381,300
		3,381,300

Commercial and consumer services (2.3%)
Mastercard, Inc. Class A	21,800	5,233,308
Priceline.com, Inc. (NON)	6,600	2,486,946
		7,720,254

Communications equipment (4.9%)
Cisco Systems, Inc. (NON)	372,112	8,495,317
Harris Corp.	20,500	926,395
Qualcomm, Inc.	158,800	7,166,644
		16,588,356

Computers (10.9%)
Apple, Inc. (NON)	61,232	18,422,869
Brocade Communications Systems, Inc. (NON)	87,200	551,104
EMC Corp. (NON)	235,400	4,945,754
Hewlett-Packard Co.	152,700	6,422,562
IBM Corp.	31,300	4,494,680

Polycom, Inc. (NON)	52,600	1,776,828
Seagate Technology (NON)	33,200	486,380
		37,100,177

Conglomerates (1.4%)
3M Co.	34,800	2,930,856
Tyco International, Ltd.	44,800	1,714,944
		4,645,800

Consumer goods (2.1%)
Colgate-Palmolive Co.	24,600	1,897,152
Estee Lauder Cos., Inc. (The) Class A	18,700	1,330,879
Newell Rubbermaid, Inc.	56,900	1,004,285
Procter & Gamble Co. (The)	44,600	2,835,222
		7,067,538

Consumer services (0.6%)
Avis Budget Group, Inc. (NON)	169,100	1,963,251
		1,963,251

Electric utilities (0.7%)
AES Corp. (The) (NON)	188,000	2,244,720
		2,244,720

Electrical equipment (0.5%)
Emerson Electric Co.	30,300	1,663,470
		1,663,470

Electronics (4.4%)
Agilent Technologies, Inc. (NON)	20,000	696,000
Elster Group SE ADR (Germany) (NON)	62,000	923,800
Hollysys Automation Technologies, Ltd. (China) (NON)
(S)	71,300	901,232
Intel Corp.	82,700	1,659,789
Marvell Technology Group, Ltd. (NON)	88,700	1,712,797
Sensata Technologies Holding NV (Netherlands) (NON)	86,162	1,994,650
Texas Instruments, Inc.	152,900	4,521,253
Tyco Electronics, Ltd. (Switzerland)	76,700	2,429,856
		14,839,377

Energy (oil field) (2.9%)
Global Geophysical Services, Inc. (NON)	109,634	786,076
National Oilwell Varco, Inc.	55,400	2,978,304
Schlumberger, Ltd.	85,300	5,961,617
		9,725,997

Energy (other) (0.5%)
First Solar, Inc. (NON) (S)	13,472	1,854,825
		1,854,825

Engineering and construction (0.3%)
Shaw Group, Inc. (NON)	35,000	1,069,600
		1,069,600

Financial (0.8%)
CME Group, Inc.	9,050	2,621,333
		2,621,333

Health-care services (2.8%)
Aetna, Inc.	111,200	3,320,432
Coventry Health Care, Inc. (NON)	25,385	594,517
Express Scripts, Inc. (NON)	53,100	2,576,412
HealthSouth Corp. (NON)	55,700	1,007,613
McKesson Corp.	22,100	1,458,158
Omnicare, Inc.	17,790	429,095
		9,386,227

Industrial (0.1%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	41,686	489,811
		489,811

Insurance (2.8%)
Aflac, Inc.	92,098	5,147,357
Assured Guaranty, Ltd. (Bermuda)	23,700	451,485
Hartford Financial Services Group, Inc. (The)	119,300	2,860,814
Progressive Corp. (The)	45,800	969,128
		9,428,784

Investment banking/Brokerage (0.5%)
Goldman Sachs Group, Inc. (The)	10,500	1,689,975
		1,689,975

Machinery (1.0%)
Parker Hannifin Corp.	45,900	3,513,645
		3,513,645

Manufacturing (1.4%)
Eaton Corp.	31,800	2,824,794
Ingersoll-Rand PLC	53,000	2,083,430
		4,908,224

Media (1.2%)
Time Warner, Inc.	127,400	4,141,774
		4,141,774

Medical technology (5.0%)
Baxter International, Inc.	80,200	4,082,180
Covidien PLC (Ireland)	117,100	4,668,777
Hospira, Inc. (NON)	26,400	1,570,272
Medtronic, Inc.	47,200	1,661,912
Pall Corp.	41,000	1,749,470
Thermo Fisher Scientific, Inc. (NON)	60,800	3,126,336
		16,858,947

Metals (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	12,100	1,145,628
Teck Resources Limited Class B (Canada)	58,663	2,624,583
		3,770,211

Oil and gas (3.5%)
Anadarko Petroleum Corp.	25,700	1,582,349
EOG Resources, Inc.	25,700	2,460,004
Hess Corp.	31,900	2,010,657
Oil States International, Inc. (NON)	32,100	1,640,952
Petrohawk Energy Corp. (NON)	58,928	1,002,365
Petroleo Brasileiro SA ADR (Brazil)	52,300	1,784,476
Warren Resources, Inc. (NON)	327,660	1,369,619
		11,850,422

Pharmaceuticals (1.2%)
Abbott Laboratories	49,584	2,544,651
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	29,100	1,510,290
		4,054,941

Railroads (0.7%)
Kansas City Southern (NON)	39,080	1,712,486
Union Pacific Corp.	5,800	508,544
		2,221,030

Real estate (0.1%)
ProLogis (R)	22,296	304,340
		304,340

Restaurants (1.3%)
Cheesecake Factory, Inc. (The) (NON)	52,200	1,520,064
McDonald's Corp. (S)	36,200	2,815,274
		4,335,338

Retail (7.6%)
Amazon.com, Inc. (NON)	21,500	3,550,510
American Eagle Outfitters, Inc.	80,700	1,292,007
Bed Bath & Beyond, Inc. (NON)	45,600	2,001,840
Costco Wholesale Corp.	38,500	2,416,645
CVS Caremark Corp.	148,900	4,484,868
Kohl's Corp. (NON)	55,800	2,856,960
Lowe's Cos., Inc.	107,700	2,297,241
Target Corp.	107,100	5,562,774
Urban Outfitters, Inc. (NON) (S)	56,700	1,744,659
		26,207,504

Schools (0.1%)
Apollo Group, Inc. Class A (NON)	9,875	370,115
		370,115

Semiconductor (1.6%)
Atmel Corp. (NON)	97,025	859,642
KLA-Tencor Corp.	26,100	932,292
Novellus Systems, Inc. (NON)	118,874	3,472,310
		5,264,244

Shipping (0.6%)
United Parcel Service, Inc. Class B	30,900	2,080,806
		2,080,806

Software (5.1%)

BMC Software, Inc. (NON)			72,700	3,304,942
Microsoft Corp.			263,500	7,019,640
Oracle Corp.			241,300	7,094,220
				17,418,802

Technology (0.5%)
Tech Data Corp. (NON)			42,100	1,809,879
				1,809,879

Technology services (3.3%)
Google, Inc. Class A (NON)			16,900	10,359,531
Western Union Co. (The)			47,400	834,240
				11,193,771

Telecommunications (1.9%)
AboveNet, Inc. (NON)			2,285	129,994
American Tower Corp. Class A (NON)			63,000	3,251,430
Iridium Communications, Inc. (NON) (S)			135,087	1,114,468
NII Holdings, Inc. (NON)			43,042	1,799,586
				6,295,478

Textiles (1.2%)
Hanesbrands, Inc. (NON)			79,200	1,964,160
VF Corp.			25,300	2,105,972
				4,070,132

Tobacco (1.5%)
Philip Morris International, Inc.			86,600	5,066,100
				5,066,100

Total common stocks (cost $288,954,252)				$329,624,995

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	121,068	$1,543,617

Total warrants (cost $1,301,481)				$1,543,617

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/		Contract	Value
	strike price		amount

JPMorgan Chase & Co. (Call)	Jan-12/$45.00		52,400	$136,380

Total purchased options outstanding (cost $148,292)				$136,380

SHORT-TERM INVESTMENTS (5.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21% (d)			7,818,343	$7,818,343
Putnam Money Market Liquidity Fund 0.16% (e)			9,743,722	9,743,722
U.S. Treasury Bills with an effective yield of 0.20%,
August 25, 2011 (SEGSF)			$30,000	29,940
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.35%, November 18, 2010 (SEGSF)			181,000	180,973

Total short-term investments (cost $17,772,989)				$17,772,978

TOTAL INVESTMENTS

Total investments (cost $308,177,014) (b)				$349,077,970

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $678,252) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

UBS AG
	Euro	Sell	11/22/10	$687,406	$678,252	$(9,154)

Total						$(9,154)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
baskets	8,486	9/17/11	(1 month USD-	A basket	$(7,669)
			LIBOR-BBA plus 60	(GSGLPMIN)
			bp)	of common stocks

baskets	20,915	9/29/11	(1 month USD-	A basket	(19,522)
			LIBOR-BBA plus	(GSCBPBNK)
			35 bp)	of common stocks

Total					$(27,191)

Key to holding's abbreviations

ADR    American Depository Receipts

ADS    American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $338,746,588.

(b) The aggregate identified cost on a tax basis is $308,540,410, resulting in gross unrealized appreciation and depreciation of $51,518,835 and $10,981,275, respectively, or net unrealized appreciation of $40,537,560.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $7,523,992. The fund received cash collateral of $7,818,343 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,137 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,398,996 and $15,338,138, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $37,176 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund may use options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 7,974 on purchased options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage the fund's exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $36,345 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $109,941.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$14,460,195	$--	$--

	Capital goods	26,769,176	--	--

	Communication services	8,950,884	--	--

	Conglomerates	4,645,800	--	--

	Consumer cyclicals	42,358,258	--	--

	Consumer staples	35,841,123	--	--

	Energy	24,059,107	--	--

	Financial	19,900,920	--	1,028,342

	Health care	37,468,728	--	--

	Technology	104,214,606	--	--

	Transportation	4,301,836	--	--

	Utilities and power	5,626,020	--	--

Total common stocks		328,596,653	--	1,028,342

Purchased options outstanding		--	136,380	--

Warrants		1,543,617	--	--

Short-term investments		9,743,722	8,029,256	--

Totals by level		$339,883,992	$8,165,636	$1,028,342

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(9,154)	$--

Total return swap contracts	--	(27,191)	--

Totals by level	$--	$(36,345)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$9,154

Equity contracts	1,679,997	27,191

Total	$1,679,997	$36,345

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/10 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	5,981	$262,925
		262,925

Aerospace and defense (2.5%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	6,649	191,824
Goodrich Corp.	10,304	845,649
L-3 Communications Holdings, Inc.	2,512	181,341
Northrop Grumman Corp.	17,101	1,080,954
Precision Castparts Corp.	3,590	490,322
Raytheon Co.	7,403	341,130
United Technologies Corp.	30,945	2,313,758
		5,444,978

Agriculture (0.2%)
Archer Daniels Midland Co.	10,775	359,023
		359,023

Airlines (0.1%)
US Airways Group, Inc. (NON)	10,818	127,544
		127,544

Automotive (0.6%)
Ford Motor Co. (NON)	75,265	1,063,494
Johnson Controls, Inc.	5,912	207,629
		1,271,123

Banking (7.0%)
Bank of America Corp.	200,672	2,295,688
Bank of New York Mellon Corp. (The)	24,261	607,981
BB&T Corp.	14,061	329,168
Bond Street Holdings, LLC 144A Class A (F)(NON)	53,429	1,095,295
Citigroup, Inc. (NON)	452,115	1,885,320
Comerica, Inc.	3,540	126,661
Fifth Third Bancorp	16,296	204,678
First Horizon National Corp.	5,112	51,580
Hudson City Bancorp, Inc.	9,685	112,830
Huntington Bancshares, Inc.	14,434	81,841
JPMorgan Chase & Co.	79,579	2,994,558
KeyCorp	17,786	145,667
M&T Bank Corp.	1,677	125,356
Marshall & Ilsley Corp.	10,710	63,296
Northern Trust Corp.	4,936	244,974
People's United Financial, Inc.	7,543	92,854
PNC Financial Services Group, Inc.	10,523	567,190
Regions Financial Corp.	24,305	153,122
State Street Corp.	10,057	419,980
SunTrust Banks, Inc.	10,179	254,679
U.S. Bancorp	38,340	927,061
Wells Fargo & Co.	104,210	2,717,797
Zions Bancorp.	3,074	63,509
		15,561,085

Beverage (3.3%)
Coca-Cola Co. (The)	50,648	3,105,735
Coca-Cola Enterprises, Inc.	69,722	1,674,025
Hansen Natural Corp. (NON)	5,833	298,708
PepsiCo, Inc.	34,626	2,261,078
		7,339,546

Biotechnology (1.7%)
Amgen, Inc. (NON)	11,784	673,927
Auxilium Pharmaceuticals, Inc. (NON)	9,411	232,922
Celgene Corp. (NON)	19,566	1,214,462
Dendreon Corp. (NON)	10,664	389,236
Genzyme Corp. (NON)	13,097	944,687
Ironwood Pharmaceuticals, Inc. (NON)	35,445	396,630
		3,851,864

Broadcasting (0.2%)
CBS Corp. Class B	10,297	174,328
Discovery Communications, Inc. Class A (NON)	4,432	197,712
		372,040

Cable television (1.8%)
Comcast Corp. Class A	83,965	1,728,000
DIRECTV Class A (NON)	25,125	1,091,933
Scripps Networks Interactive Class A	1,805	91,856
Time Warner Cable, Inc.	18,290	1,058,442

		3,970,231

Chemicals (2.2%)
Air Products & Chemicals, Inc.	4,332	368,090
Albemarle Corp.	9,846	493,580
Celanese Corp. Ser. A	10,833	386,196
CF Industries Holdings, Inc.	4,294	526,144
Dow Chemical Co. (The)	32,604	1,005,181
E.I. du Pont de Nemours & Co.	15,445	730,240
FMC Corp.	40	2,924
Huntsman Corp.	29,849	413,409
Monsanto Co.	7,975	473,875
PPG Industries, Inc.	4,851	372,072
		4,771,711

Coal (0.3%)
Arch Coal, Inc.	6,473	159,171
Massey Energy Co.	4,161	175,053
Walter Energy, Inc.	4,752	417,986
		752,210

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON)	5,941	360,738
Automatic Data Processing, Inc.	4,403	195,581
Dun & Bradstreet Corp. (The)	1,267	94,277
Expedia, Inc.	7,732	223,841
Mastercard, Inc. Class A	2,281	547,577
Monster Worldwide, Inc. (NON)	1,169	21,112
Moody's Corp.	4,124	111,595
Paychex, Inc.	1,952	54,070
Priceline.com, Inc. (NON)	2,155	812,026
Visa, Inc. Class A	10,392	812,343
		3,233,160

Communications equipment (2.6%)
Cisco Systems, Inc. (NON)	117,087	2,673,096
Corning, Inc.	24,565	449,048
Harris Corp.	11,188	505,586
Motorola, Inc. (NON)	16,314	132,959
Qualcomm, Inc.	43,961	1,983,960
		5,744,649

Computers (6.0%)
Apple, Inc. (NON)	18,160	5,463,796
EMC Corp. (NON)	39,611	832,227
Hewlett-Packard Co.	94,446	3,972,399
IBM Corp.	14,459	2,076,312
Seagate Technology (NON)	30,332	444,364
Teradata Corp. (NON)	3,333	131,187
Xerox Corp.	30,288	354,370
		13,274,655

Conglomerates (3.0%)
General Electric Co.	327,944	5,253,663
Tyco International, Ltd.	38,600	1,477,608
		6,731,271

Consumer finance (0.7%)
American Express Co.	18,937	785,128
Capital One Financial Corp.	6,848	255,225
Discover Financial Services	21,806	384,876
SLM Corp. (NON)	3,796	45,172
		1,470,401

Consumer goods (3.1%)
Colgate-Palmolive Co.	12,323	950,350
Estee Lauder Cos., Inc. (The) Class A	8,067	574,128
hhgregg, Inc. (NON)	12,348	284,498
Kimberly-Clark Corp.	8,510	539,023
Newell Rubbermaid, Inc.	55,320	976,398
Procter & Gamble Co. (The)	54,197	3,445,303
		6,769,700

Consumer services (0.2%)
Avis Budget Group, Inc. (NON)	12,135	140,887
Hertz Global Holdings, Inc. (NON)	34,082	385,808
		526,695

Containers (0.1%)
Ball Corp.	3,396	218,567
Crown Holdings, Inc. (NON)	2,545	81,924
		300,491

Electric utilities (3.5%)
AES Corp. (The) (NON)	81,310	970,841
Ameren Corp.	39,338	1,140,015
American Electric Power Co., Inc.	28,504	1,067,190

CMS Energy Corp.	43,953	807,856
Edison International	23,258	858,220
Entergy Corp.	10,630	792,254
Great Plains Energy, Inc.	19,392	369,030
PG&E Corp.	22,602	1,080,828
PPL Corp.	24,620	662,278
		7,748,512

Electrical equipment (0.3%)
Emerson Electric Co.	12,380	679,662
		679,662

Electronics (1.0%)
Agilent Technologies, Inc. (NON)	7,954	276,799
Intel Corp.	41,145	825,780
Texas Instruments, Inc.	35,713	1,056,033
		2,158,612

Energy (oil field) (2.0%)
National Oilwell Varco, Inc.	23,605	1,269,005
Schlumberger, Ltd.	40,891	2,857,872
Weatherford International, Ltd. (Switzerland) (NON)	20,452	342,326
		4,469,203

Energy (other) (0.9%)
First Solar, Inc. (NON)	14,614	2,012,056
		2,012,056

Engineering and construction (0.1%)
Fluor Corp.	5,311	255,937
Shaw Group, Inc. (NON)	2,710	82,818
		338,755

Financial (0.4%)
CME Group, Inc.	2,006	581,038
IntercontinentalExchange, Inc. (NON)	1,810	207,915
Nasdaq OMX Group, Inc. (The) (NON)	1,085	22,807
NYSE Euronext	2,169	66,458
		878,218

Food (0.5%)
Kraft Foods, Inc. Class A	26,680	860,964
Mead Johnson Nutrition Co. Class A	4,579	269,337
		1,130,301

Forest products and packaging (0.2%)
International Paper Co.	15,251	385,545
		385,545

Health-care services (1.8%)
Aetna, Inc.	28,656	855,668
AmerisourceBergen Corp.	2,852	93,603
Cardinal Health, Inc.	8,573	297,397
CIGNA Corp.	14,733	518,454
Coventry Health Care, Inc. (NON)	5,383	126,070
Express Scripts, Inc. (NON)	10,238	496,748
McKesson Corp.	7,398	488,120
Omnicare, Inc.	3,719	89,702
WellPoint, Inc. (NON)	17,049	926,443
		3,892,205

Industrial (--%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	7,791	91,544
		91,544

Insurance (3.8%)
Aflac, Inc.	23,700	1,324,593
Allstate Corp. (The)	17,500	533,575
Assured Guaranty, Ltd. (Bermuda)	48,700	927,735
Berkshire Hathaway, Inc. Class B (NON)	18,575	1,477,827
Chubb Corp. (The)	3,700	214,674
Hartford Financial Services Group, Inc. (The)	37,300	894,454
Marsh & McLennan Cos., Inc.	8,500	212,330
MetLife, Inc.	21,800	879,194
Progressive Corp. (The)	17,400	368,184
Prudential Financial, Inc.	14,100	741,378
Travelers Cos., Inc. (The)	3,200	176,640
XL Group PLC	31,800	672,570
		8,423,154

Investment banking/Brokerage (1.8%)
Ameriprise Financial, Inc.	4,917	254,160
BlackRock, Inc.	382	65,318
Charles Schwab Corp. (The)	17,520	269,808
Franklin Resources, Inc.	3,861	442,857

Goldman Sachs Group, Inc. (The)	10,297	1,657,302
Invesco, Ltd.	13,149	302,427
Morgan Stanley	27,958	695,315
T. Rowe Price Group, Inc.	5,828	322,114
		4,009,301

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	36,203	1,040,836
		1,040,836

Machinery (0.9%)
Bucyrus International, Inc. Class A	7,663	522,310
Cummins, Inc.	749	65,987
Deere & Co.	7,372	566,170
Joy Global, Inc.	1,288	91,384
Parker Hannifin Corp.	8,407	643,556
		1,889,407

Manufacturing (1.6%)
Cooper Industries PLC Class A	14,787	775,135
Eaton Corp.	11,231	997,650
Illinois Tool Works, Inc.	9,957	455,035
Ingersoll-Rand PLC	34,295	1,348,136
		3,575,956

Media (1.6%)
Interpublic Group of Companies, Inc. (The) (NON)	36,099	373,625
News Corp. Class A	41,901	605,888
Time Warner, Inc.	30,810	1,001,633
Viacom, Inc. Class B	12,001	463,119
Walt Disney Co. (The)	33,040	1,193,074
		3,637,339

Medical technology (2.3%)
Baxter International, Inc.	22,193	1,129,624
Becton, Dickinson and Co.	1,378	104,067
Boston Scientific Corp. (NON)	50,043	319,274
Covidien PLC (Ireland)	13,321	531,108
Hospira, Inc. (NON)	6,004	357,118
Life Technologies Corp. (NON)	7,750	388,895
Medtronic, Inc.	30,427	1,071,335
St. Jude Medical, Inc. (NON)	11,055	423,407
Thermo Fisher Scientific, Inc. (NON)	14,932	767,803
		5,092,631

Metals (0.8%)
Cliffs Natural Resources, Inc.	5,542	361,338
Freeport-McMoRan Copper & Gold, Inc. Class B	9,315	881,944
U.S. Steel Corp.	10,119	432,992
		1,676,274

Oil and gas (8.4%)
Apache Corp.	19,754	1,995,549
Chevron Corp.	49,345	4,076,390
EOG Resources, Inc.	14,261	1,365,063
Exxon Mobil Corp.	84,808	5,637,188
Hess Corp.	25,224	1,589,869
Occidental Petroleum Corp.	26,807	2,107,834
Petrohawk Energy Corp. (NON)	47,727	811,836
Southwestern Energy Co. (NON)	27,056	915,846
		18,499,575

Pharmaceuticals (4.9%)
Abbott Laboratories	29,964	1,537,752
Johnson & Johnson	43,776	2,787,218
Merck & Co., Inc.	66,090	2,397,745
Pfizer, Inc.	228,661	3,978,701
Somaxon Pharmaceuticals, Inc. (NON)	28,220	79,016
		10,780,432

Publishing (0.2%)
Gannett Co., Inc.	4,642	55,008
McGraw-Hill Cos., Inc. (The)	3,992	150,299
R. R. Donnelley & Sons Co.	16,052	296,159
		501,466

Real estate (1.4%)
Digital Realty Trust, Inc. (R)	10,830	646,876
Equity Residential Trust (R)	13,380	650,669
HCP, Inc. (R)	18,080	651,061
ProLogis (R)	43,819	598,129
Simon Property Group, Inc. (R)	6,869	659,561
		3,206,296

Regional Bells (2.3%)
AT&T, Inc.	102,295	2,915,408
Verizon Communications, Inc.	68,331	2,218,708

		5,134,116

Restaurants (0.5%)
McDonald's Corp.	14,568	1,132,953
		1,132,953

Retail (5.9%)
Amazon.com, Inc. (NON)	7,009	1,157,466
Bed Bath & Beyond, Inc. (NON)	25,210	1,106,719
Best Buy Co., Inc.	2,533	108,868
Big Lots, Inc. (NON)	1,509	47,337
Coach, Inc.	10,395	519,750
Costco Wholesale Corp.	11,647	731,082
CVS Caremark Corp.	36,244	1,091,669
Dick's Sporting Goods, Inc. (NON)	4,690	135,166
Dollar General Corp. (NON)	3,201	90,236
Home Depot, Inc. (The)	20,752	640,822
Kohl's Corp. (NON)	3,174	162,509
Limited Brands, Inc.	19,369	569,255
Lowe's Cos., Inc.	62,228	1,327,323
Macy's, Inc.	21,413	506,203
O'Reilly Automotive, Inc. (NON)	4,540	265,590
Office Depot, Inc. (NON)	51,258	230,148
OfficeMax, Inc. (NON)	13,165	233,021
Staples, Inc.	18,971	388,336
Target Corp.	22,025	1,143,979
Urban Outfitters, Inc. (NON)	18,239	561,214
Wal-Mart Stores, Inc.	32,396	1,754,891
Walgreen Co.	5,706	193,319
		12,964,903

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	21,848	818,863
Career Education Corp. (NON)	21,494	377,005
		1,195,868

Semiconductor (0.8%)
Atmel Corp. (NON)	38,708	342,953
FormFactor, Inc. (NON)	31,387	305,396
KLA-Tencor Corp.	11,928	426,068
Novellus Systems, Inc. (NON)	24,989	729,929
		1,804,346

Shipping (0.9%)
FedEx Corp.	7,241	635,181
United Parcel Service, Inc. Class B	21,609	1,455,150
		2,090,331

Software (3.8%)
Activision Blizzard, Inc.	8,903	102,117
Adobe Systems, Inc. (NON)	8,998	253,294
Akamai Technologies, Inc. (NON)	2,700	139,509
Autodesk, Inc. (NON)	4,560	164,981
BMC Software, Inc. (NON)	6,821	310,083
CA, Inc.	15,145	351,515
Citrix Systems, Inc. (NON)	2,877	184,329
Intuit, Inc. (NON)	5,616	269,568
Microsoft Corp.	147,428	3,927,482
Novell, Inc. (NON)	7,015	41,599
Oracle Corp.	80,008	2,352,235
Red Hat, Inc. (NON)	3,684	155,686
Symantec Corp. (NON)	11,794	190,827
		8,443,225

Staffing (--%)
Robert Half International, Inc.	1,876	50,858
		50,858

Technology services (2.5%)
Cognizant Technology Solutions Corp. (NON)	6,331	412,718
Computer Sciences Corp.	2,010	98,591
eBay, Inc. (NON)	20,714	617,484
Fidelity National Information Services, Inc.	5,086	137,831
Fiserv, Inc. (NON)	2,543	138,644
Google, Inc. Class A (NON)	4,737	2,903,734
Iron Mountain, Inc.	4,783	104,222
Salesforce.com, Inc. (NON)	1,782	206,837
VeriSign, Inc. (NON)	3,429	119,158
Western Union Co. (The)	15,370	270,512
Yahoo!, Inc. (NON)	26,806	442,567
		5,452,298

Telecommunications (0.2%)
American Tower Corp. Class A (NON)	6,157	317,763
Sprint Nextel Corp. (NON)	35,144	144,793
		462,556

Textiles (0.2%)

Hanesbrands, Inc. (NON)		20,433	506,738
			506,738

Tobacco (1.7%)
Lorillard, Inc.		2,814	240,147
Philip Morris International, Inc.		58,680	3,432,780
			3,672,927

Toys (0.3%)
Hasbro, Inc.		12,607	583,074
			583,074

Waste Management (0.2%)
Republic Services, Inc.		10,561	314,823
Waste Management, Inc.		3,777	134,914
			449,737

Total common stocks (cost $205,995,613)			$212,196,512

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Aflac, Inc. (Call)	Nov-10/$55.00	8,333	$15,422

Total purchased options outstanding (cost $28,499)			$15,422

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal amount/shares		Value

U.S. Treasury Bills for an effective yield of 0.26%,
December 16, 2010 (SEG)		$290,999	$290,904
U.S. Treasury Bills for an effective yield of 0.26%,
November 18, 2010 (SEG)		350,000	349,958
U.S. Treasury Bills for an effective yield of 0.21%,
March 10, 2011 (SEG)		425,004	424,783
Putnam Money Market Liquidity Fund 0.16% (e)		9,300,152	9,300,152

Total short-term investments (cost $10,365,687)			$10,365,797

TOTAL INVESTMENTS

Total investments (cost $216,389,799)(b)			$222,577,731

FUTURES CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	19	$5,603,575	Dec-10	$194,204

Total				$194,204

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $7,500) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Aflac, Inc. (Call)	8,333	Nov-10/$65.00	$83

Total			$83

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	1,996	$--	9/17/11	(1 month USD-	A basket	$(1,804)
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$(1,804)

Key to holding's abbreviations

ADR American Depository Receipts

ADS American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $221,200,733.

(b) The aggregate identified cost on a tax basis is $217,261,334, resulting in gross unrealized appreciation and depreciation of $19,215,070 and $13,898,673, respectively, or net unrealized appreciation of $5,316,397.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,023 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $26,648,522 and $26,143,500, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $543,294 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average contract amount of approximately 21 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 8,333 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 8,333 on written options contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage the fund's exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $400,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,804 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$7,192,553	$--	$--

	Capital goods	12,770,530	--	--

	Communication services	9,566,903	--	--

	Conglomerates	6,731,271	--	--

	Consumer cyclicals	22,357,534	--	--

	Consumer staples	23,834,918	--	--

	Energy	25,733,044	--	--

	Financials	32,453,160	--	1,095,295

	Health care	23,617,132	--	--

	Technology	36,877,785	--	--

	Transportation	2,217,875	--	--

	Utilities and power	7,748,512	--	--

Total common stocks		211,101,217	--	1,095,295

Purchased options outstanding		--	15,422	--

Short-term investments		9,300,152	1,065,645	--

Totals by level		$220,401,369	$1,081,067	$1,095,295

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Futures contracts		$194,204	$--	$--

Written options		--	(83)	--

Total return swap contracts		--	(1,804)	--

Totals by level		$194,204	$(1,887)	$--

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$209,626	$1,887

Total	$209,626	$1,887

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010